CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Cash flows from operating activities:
Net loss	$ (8,382)	$ (13,202)	$ (17,258)	$ (16,640)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	597	1,757	2,061	1,887
Fair value modification of warrants			874	151
Depreciation expense	46	48	62	52
Change in fair value of warrant liability	(11)	1	(28)	(364)
Changes in assets and liabilities:
Prepaid expenses and other assets	(75)	(157)	(32)	75
Accounts payable	(676)	11	(13)	(1,175)
Accrued expenses and other liabilities	(290)	49	(661)	427
Net cash used in operating activities	(8,791)	(11,493)	(14,992)	(15,587)
Cash flows from investing activities:
Purchases of property and equipment	(30)	(13)	(43)	(41)
Net cash used in investing activities	(30)	(13)	(43)	(41)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of issuance costs	7,200
Proceeds from exercises of common stock warrants		6,961	10,546	644
Proceeds from exercises of stock options	4	1	1	10
Payments on financing lease obligation	(25)	(14)	(19)
Net cash provided by financing activities	7,179	6,948	10,528	16,703
Net decrease in cash and cash equivalents	(1,642)	(4,558)
Cash and cash equivalents as of beginning of period	3,069	7,576	7,576
Cash and cash equivalents as of end of period	1,427	3,018	$ 3,069	$ 7,576
Non-cash investing activities:
Property and equipment acquired through finance lease	$ 54	$ 61